GOODWILL AND OTHER INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

4.    GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The following table summarizes the changes in goodwill for the nine months ended September 30, 2021:

	Products	Distribution	Total
Balance, December 31, 2020	$63,698	$2,616	$66,314
Foreign currency translation adjustments	(87)	—	(87)
Balance, September 30, 2021	$63,611	$2,616	$66,227

Gross goodwill and accumulated impairment losses was $73,812 and $7,585, respectively, at September 30, 2021 and $73,899 and $7,585, respectively, at December 31, 2020.

Intangible Assets

Intangible assets such as certain customer relationships and patents on core technologies and product technologies are amortizable over their estimated useful lives. Certain trade names and trademarks which provide exclusive and perpetual rights to manufacture and sell their respective products are deemed indefinite-lived and are therefore not subject to amortization.

Intangible assets consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021
				Weighted
		Accumulated		Average
	Gross	amortization	Net	Useful Life
Definite lived intangibles:
Customer relationships	$74,088	(50,858)	23,230	11
Technology	11,978	(10,919)	1,059	7
Tradenames	6,472	(2,980)	3,492	4
Non-compete agreements	1,037	(1,037)	—	4
	$93,575	(65,794)	27,781
Indefinite lived intangibles:
Tradenames	16,678	—	16,678	Indefinite
Total	$110,253	(65,794)	44,459

	December 31, 2020
				Weighted
		Accumulated		Average
	Gross	amortization	Net	Useful Life
Definite lived intangibles:
Customer relationships	$74,123	(45,815)	28,308	11
Technology	11,991	(10,333)	1,658	7
Tradenames	6,490	(2,135)	4,355	4
Non-compete agreements	1,041	(1,027)	14	4
	$93,645	(59,310)	34,335
Indefinite lived intangibles:
Tradenames	16,674	—	16,674	Indefinite
Total	$110,319	(59,310)	51,009

Amortization expense for the nine months ended September 30, 2021 and 2020 was $6,538 and $7,047, respectively, of which $596 and $1,090 was included in cost of goods sold in the consolidated statements of operations and comprehensive income for the respective periods.

The estimated amortization expense for finite-lived intangible assets for the remaining three months of 2021, the next four years and thereafter is as follows:

Remainder of 2021	$2,037
2022	7,683
2023	6,754
2024	3,856
2025	1,856
Thereafter	5,595
$27,781

9.    GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The following table summarizes the changes in goodwill during the years ended December 31, 2020 and 2019:

	Products	Distribution	Total
Balance, December 31, 2018	$66,780	$10,201	$76,981
Impairment losses	—	(7,585)	(7,585)
Foreign currency translation adjustments	93	—	93
Mustang disposal	(3,309)	—	(3,309)
Balance, December 31, 2019	63,564	2,616	66,180
Foreign currency translation adjustments	134	—	134
Balance, December 31, 2020	$63,698	$2,616	$66,314

Impairment of Goodwill

In 2019, as a result of a decline in the forecasted financial performance for the Distribution reporting unit, the Company performed an impairment evaluation and determined that the carrying value of the goodwill of the Distribution reporting unit exceeded the implied fair value. The decline in the fair value of the Distribution reporting unit was primarily due to unfavorable performance in 2019 that was impacting operating margins that led the Company to use a higher discount rate due to an increase in the risk-free rate of return. The Company recorded a goodwill impairment charge of $7,585 within selling, general and administrative expenses in the consolidated statements of operations and comprehensive income (loss) as of December 31, 2019. No impairment losses were recorded during the year ended December 31, 2020. Gross goodwill and accumulated impairment losses was $73,899 and $7,585 at December 31, 2020 and $73,765 and $7,585, respectively, at December 31, 2019.

Intangible Assets

Intangible assets such as certain customer relationships and patents on core technologies and product technologies are amortizable over their estimated useful lives. Certain trade names and trademarks which provide exclusive and perpetual rights to manufacture and sell their respective products are deemed indefinite- lived and are therefore not subject to amortization.

Intangible assets, net of amortization, as of December 31, 2020, and 2019 are as follows:

	December 31, 2020
				Weighted
				Average
		Accumulated		Useful
	Gross	amortization	Net	Life
Definite lived intangibles:
Customer relationships	$74,123	(45,815)	28,308	12
Technology	11,991	(10,333)	1,658	7
Tradenames	6,490	(2,135)	4,355	1
Non-compete agreements	1,041	(1,027)	14	4
	$93,645	(59,310)	34,335

	December 31, 2020
				Weighted
				Average
		Accumulated		Useful
	Gross	amortization	Net	Life
Indefinite lived intangibles:
Tradenames	16,674	—	16,674
Total	$110,319	(59,310)	51,009

	December 31, 2019
				Weighted
				Average
		Accumulated		Useful
	Gross	amortization	Net	Life
Definite lived intangibles:
Customer relationships	$73,825	(39,010)	34,815	12
Technology	11,913	(8,991)	2,922	7
Tradenames	3,640	(913)	2,727	1
Non-compete agreements	1,020	(944)	76	4
	$90,398	(49,858)	40,540
Indefinite lived intangibles:
Tradenames	19,415	—	19,415
Total	$109,813	(49,858)	59,955

The Company recorded amortization expense of $9,238 and $8,817 for the years ended December 31, 2020 and 2019, respectively, of which $1,342 and $1,729 was included in cost of goods sold in the consolidated statements of operations and comprehensive income (loss) for the respective years.

The estimated amortization expense for finite-lived intangible assets for the next five years and thereafter is presented below.

2021	$8,366
2022	7,608
2023	6,601
2024	3,603
2025	1,650
Thereafter	6,507
$34,335